LONG-TERM DEBT (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
LONG-TERM DEBT.
Schedule of total amounts of borrowings

The following table summarizes our outstanding indebtedness (in thousands):

	At March 31,	At December 31,
	2015	2014
Long-term debt
Senior secured term loan	$497,500	$500,000
Senior secured notes	335,000	350,000
Senior unsecured notes	350,000	350,000
Total debt	1,182,500	1,200,000
Less: original issue discount	(10,769)	(11,213)
Total debt after discount	1,171,731	1,188,787
Less: current portion of long-term debt	(10,000)	(10,000)
Long-term debt, less current portion	$1,161,731	$1,178,787

The following table summarizes our outstanding indebtedness (in thousands):

	At June 30,	At December 31,
	2015	2014
Long-term debt
Senior secured term loan	$495,000	$500,000
Senior secured notes	335,000	350,000
Senior unsecured notes	350,000	350,000
Total debt	1,180,000	1,200,000
Less: original issue and warrant discount	(12,494)	(11,213)
Total debt after discount	1,167,506	1,188,787
Less: current portion of long-term debt	(10,000)	(10,000)
Long-term debt, less current portion	$1,157,506	$1,178,787

The following table summarizes our indebtedness at December 31, (in thousands):

	At December 31,
	2014	2013
Long-term debt
Senior credit facility	$—	$103,000
Senior secured term loan	$500,000	$—
Senior secured notes	350,000	—
Senior unsecured notes	350,000	—
Total debt	1,200,000	103,000
Less: original issue discount	(11,213)	—
Total debt after discount	1,188,787	103,000
Less: current portion of long-term debt	(10,000)	(1,030)
Long-term debt, less current portion	$1,178,787	$101,970